Russell 2000 2x Strategy Fund Expense Example - Class A and Class C [Member] - Russell 2000 2x Strategy Fund	Mar. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 363
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,421
Expense Example, with Redemption, 10 Years	3,024
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	1,046
Expense Example, with Redemption, 5 Years	1,463
Expense Example, with Redemption, 10 Years	$ 2,624